Sensitivity analysis of LAT (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shinhan Life Insurance Co., Ltd.
Sensitivity analysis of LAT [Line Items]
Discount rate increased by 0.5%	₩ (1,582,746)	₩ (1,610,988)
Discount rate decreased by 0.5%	1,906,134	1,938,357
Operating expense increased by 10%	292,246	229,339
Mortality rate increased by 10%	873,184	837,453
Mortality rate increased by 5%	438,685	420,774
Surrender ratio increased by 10%	373,062	₩ 291,806
Orange Life Insurance Co., Ltd.
Sensitivity analysis of LAT [Line Items]
Discount rate increased by 0.5%	(1,203,136)
Discount rate decreased by 0.5%	1,686,867
Operating expense increased by 10%	245,181
Mortality rate increased by 10%	877,624
Mortality rate increased by 5%	440,025
Surrender ratio increased by 10%	₩ 421,767